LEASES - Additional Information (Details)		12 Months Ended
	Dec. 30, 2022 USD ($) ft²	Dec. 31, 2023 USD ($) ft²	Sep. 30, 2024	Jun. 30, 2018
Leases
Area of land | ft²	3,983	3,983
Reasonable to use as the incremental borrowing rate (in percentage)		14.00%	14.00%	10.00%
Lessee, operating lease, term of contract	60 months	60 months
Payments for rent	$ 11,800	$ 11,800
Increase In percentage of rent	2.00%	2.00%
Maximum
Leases
Security deposit paid	$ 75,000	$ 75,000
Operating leases rent expense net	918,000	918,000
Minimum
Leases
Security deposit paid	23,566	23,566
Operating leases rent expense net	$ 893,000	$ 893,000
Florham Park New Jersey
Leases
Lease option to extend the term				60 months